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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  December 31
Date of reporting period: December 31, 2003

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ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Hutchinson as the Audit Committee's financial expert. Mr. Hutchinson is an "independent" Director pursuant to paragraph
         (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Salomon Brothers Series Funds Inc. were $365,250 and $327,000 for the years ended 12/31/03 and 12/31/02, respectively. These amounts represent aggregate fees paid to the Accountant in connection with the annual audit of the Salomon Brothers Series Funds Inc. financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

         (b) Audit-Related Fees for Salomon Brothers Series Funds Inc. of $0 and $0 for the years ended 12/31/03 and 12/31/02.

              In addition, there were no Audit-Related Fees billed in the years ended 12/31/03 and 12/31/02 for assurance and related services by the Accountant to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Series Funds Inc. ("service affiliates"), required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

         (c) Tax Fees for Salomon Brothers Series Funds Inc. of $40,500 and $44,000 for the years ended 12/31/03 and 12/31/02. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Series Funds Inc.

              There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2003 that required pre-approval by the Audit Committee.

         (d) There were no All Other Fees for Salomon Brothers Series Funds Inc. for the years ended 12/31/03 and 12/31/02.

              ALL OTHER FEES. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management Inc. ("SBAM"), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Series Funds Inc., requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management ("CAM") entities, were $558,750; all of which were pre-approved by the Audit Committee.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              The Charter for the Audit Committee (the "Committee") of the
              Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and
              (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

              The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors.
              As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services;
              (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

              Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund,
              (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
              (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

              (2)

         (f)  N/A

         (g) Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Series Funds Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Series Funds Inc. were $18.3 million and $6.4 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Salomon Brothers Series Funds Inc. Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Salomon Brothers Series Funds Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002